Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (16,203)	$ (6,949)
Intangible assets, net	43,041	10,422
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	16,868	17,371
Senior care service App [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 42,376